Accrued liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Supplier services agreement	$ 5,960	$ 7,390
Others	663	459
Total non-current accrued liabilities	$ 6,623	$ 7,849